N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jun. 20, 2025
Amendment Flag	false
C000055034 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)	1.29%	15.51%	9.11%	7.22%
	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)	1.29%	15.51%	9.11%	7.22%
	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055034 [Member] | C000080997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)
Portfolio Company Adviser [Text Block]	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000055029 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)	1.29%	15.51%	9.11%	7.22%
	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
	Subadviser: N/A

*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)	1.29%	15.51%	9.11%	7.22%
	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
	Subadviser: N/A

Temporary Fee Reductions, Current Expenses [Text Block]	*Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055029 [Member] | C000080997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Keeley Small Cap Dividend Value Fund – Class A* (Effective 6/27/25, Keeley Small Cap Dividend Value Fund will be renamed Keeley Gabelli Small Cap Dividend Fund)
Portfolio Company Adviser [Text Block]	Adviser: Gabelli Funds, LLC (Effective 5/28/25, Keeley-Teton Advisors, LLC was replaced by Gabelli Funds, LLC)
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.22%